Shareholder Report, Holdings (Details) - C000009558 [Member]	Dec. 31, 2025
Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.49%
Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.98%
Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.28%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.04%
Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%